Retirement Benefits - Additional information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Person	Dec. 31, 2010 Person	Dec. 31, 2009 Person
Defined Contribution Plan Disclosure [Line Items]
Matched employee contribution	100.00%
Employee contribution on gross wages	6.00%
Number of employee participating in plan	625	595	563
Contribution expense	$ 2,390	$ 2,360	$ 1,865